UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑02993

Edward Jones Money Market Fund
(Exact name of registrant as specified in charter)

Edward Jones Money Market Fund
12555 Manchester Road
St. Louis, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Secretary
Edward Jones Money Market Fund
c/o 12555 Manchester Road
St. Louis, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515‑3289
Date of fiscal year end: February 28
Date of reporting period: August 31, 2025

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.
The following is a copy of the Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e‑1).

EDWARD JONES MONEY MARKET FUND INVESTMENT SHARES - JNSXX	August 31, 2025

Semi-annual Shareholder Report
This semi-annual shareholder report contains important information about the Edward Jones Money Market Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at www.edwardjones.com/moneymarket. You can also request this information by contacting us at
1‑800‑441‑2357.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investment Shares	$36	0.71%
Key Fund Statistics:

Total Net Assets (000s)	$30,642,717

Number of Portfolio Holdings	155

Net Advisory Fee (000s)	$31,842
Graphical Representation of Holdings
(as a percentage of net assets)
Portfolio Composition by Effective Maturity1

Portfolio Composition by Security Type3

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
Availability of Additional Information
You can find additional information on the Fund’s website, www.edwardjones.com/moneymarket including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving copies thirty days after your request is received.

For additional information please scan the code for hosted material at https://www.edwardjones.com/moneymarket

EDWARD JONES MONEY MARKET FUND RETIREMENT SHARES - JRSXX	August 31, 2025

Semi-annual Shareholder Report
This semi-annual shareholder report contains important information about the Edward Jones Money Market Fund (the “Fund”) for the period of March 1, 2025 to August 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at www.edwardjones.com/moneymarket. You can also request this information by contacting us at
1-800-441-2357.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Retirement Shares	$37	0.72%
Key Fund Statistics:

Total Net Assets (000s)	$30,642,717

Number of Portfolio Holdings	155

Net Advisory Fee (000s)	$31,842
Graphical Representation of Holdings
(as a percentage of net assets)
Portfolio Composition by Effective Maturity1

Portfolio Composition by Security Type3

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended, which regulates money market funds.
[2]	Assets, other than investments in securities, less liabilities.
[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.
Availability of Additional Information
You can find additional information on the Fund’s website, www.edwardjones.com/moneymarket including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving copies thirty days after your request is received.

For additional information please scan the code for hosted material at https://www.edwardjones.com/moneymarket

ITEM 2. CODE OF ETHICS.

Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments for the Registrant (also referred to as the “Fund”) is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Money Market Fund

Semi-Annual Financial Statements

August 31, 2025

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Portfolio of Investments

August 31, 2025 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—20.15%

Federal Farm Credit System Discount Notes, 4.060%, 12/16/2025[1]	$35,000,000	$34,581,594

Federal Farm Credit System Floating Rate Notes, 4.395% (SOFR +0.055%), 9/2/2025[2]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Notes, 4.395% (SOFR +0.055%), 9/2/2025[2]	8,000,000	8,000,000

Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.080%), 9/2/2025[2]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.080%), 9/2/2025[2]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.080%), 9/2/2025[2]	25,000,000	25,000,000

Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.080%), 9/2/2025[2]	86,000,000	85,961,842

Federal Farm Credit System Floating Rate Notes, 4.425% (SOFR +0.085%), 9/2/2025[2]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.090%), 9/2/2025[2]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.090%), 9/2/2025[2]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Notes, 4.435% (SOFR +0.095%), 9/2/2025[2]	100,000,000	100,000,000

Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.100%), 9/2/2025[2]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.100%), 9/2/2025[2]	20,000,000	19,999,275

Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.100%), 9/2/2025[2]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.100%), 9/2/2025[2]	30,000,000	29,998,811

Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.105%), 9/2/2025[2]	21,000,000	21,000,000

Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.105%), 9/2/2025[2]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.105%), 9/2/2025[2]	100,000,000	100,000,000

Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.105%), 9/2/2025[2]	24,000,000	24,000,000

Federal Farm Credit System Floating Rate Notes, 4.450% (SOFR +0.110%), 9/2/2025[2]	85,000,000	85,000,000

Federal Farm Credit System Floating Rate Notes, 4.450% (SOFR +0.110%), 9/2/2025[2]	24,000,000	24,000,000

Federal Farm Credit System Floating Rate Notes, 4.455% (SOFR +0.115%), 9/2/2025[2]	30,000,000	30,000,000

Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.120%), 9/2/2025[2]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.120%), 9/2/2025[2]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.120%), 9/2/2025[2]	35,000,000	35,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(CONTINUED)

Federal Farm Credit System Floating Rate Notes, 4.465% (SOFR +0.125%), 9/2/2025[2]	$60,000,000	$60,000,000

Federal Farm Credit System Floating Rate Notes, 4.465% (SOFR +0.125%), 9/2/2025[2]	11,000,000	11,000,000

Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.130%), 9/2/2025[2]	45,000,000	45,000,000

Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.130%), 9/2/2025[2]	80,000,000	80,000,000

Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.130%), 9/2/2025[2]	60,000,000	60,000,000

Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.130%), 9/2/2025[2]	60,000,000	60,000,000

Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.130%), 9/2/2025[2]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Notes, 4.475% (SOFR +0.135%), 9/2/2025[2]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.140%), 9/2/2025[2]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.140%), 9/2/2025[2]	15,000,000	15,000,000

Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.140%), 9/2/2025[2]	100,000,000	100,000,000

Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.140%), 9/2/2025[2]	20,000,000	20,000,000

Federal Farm Credit System Floating Rate Notes, 4.485% (SOFR +0.145%), 9/2/2025[2]	32,000,000	32,000,000

Federal Farm Credit System Floating Rate Notes, 4.485% (SOFR +0.145%), 9/2/2025[2]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Notes, 4.485% (SOFR +0.145%), 9/2/2025[2]	50,000,000	50,000,000

Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.150%), 9/2/2025[2]	40,000,000	40,000,000

Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.150%), 9/2/2025[2]	70,000,000	70,000,000

Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.150%), 9/2/2025[2]	20,000,000	19,998,989

Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.150%), 9/2/2025[2]	90,000,000	90,000,000

Federal Farm Credit System Floating Rate Notes, 4.490% (SOFR +0.150%), 9/2/2025[2]	25,000,000	25,000,000

Federal Farm Credit System Floating Rate Notes, 4.495% (SOFR +0.155%), 9/2/2025[2]	35,000,000	35,000,000

Federal Farm Credit System Floating Rate Notes, 4.495% (SOFR +0.155%), 9/2/2025[2]	43,000,000	43,000,000

Federal Home Loan Bank System Discount Notes, 4.070% - 4.270%, 1/2/2026[1]	90,000,000	88,739,250

Federal Home Loan Bank System Discount Notes, 4.070% - 4.270%, 10/10/2025[1]	40,000,000	39,814,967

Federal Home Loan Bank System Discount Notes, 4.070% - 4.270%, 10/17/2025[1]	160,000,000	159,128,249

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(CONTINUED)

Federal Home Loan Bank System Discount Notes, 4.070% - 4.270%, 11/14/2025[1]	$100,000,000	$99,149,000

Federal Home Loan Bank System Discount Notes, 4.070% - 4.270%, 12/16/2025[1]	60,000,000	59,280,967

Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.000%), 9/2/2025[2]	125,700,000	125,700,000

Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.000%), 9/2/2025[2]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.000%), 9/2/2025[2]	125,000,000	125,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.005%), 9/2/2025[2]	60,000,000	60,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.360% (SOFR +0.020%), 9/2/2025[2]	130,000,000	130,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.365% (SOFR +0.025%), 9/2/2025[2]	200,000,000	200,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.375% (SOFR +0.035%), 9/2/2025[2]	175,000,000	175,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.375% (SOFR +0.035%), 9/2/2025[2]	65,000,000	65,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.400% (SOFR +0.060%), 9/2/2025[2]	14,000,000	14,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.405% (SOFR +0.065%), 9/2/2025[2]	145,000,000	145,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.415% (SOFR +0.075%), 9/2/2025[2]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.425% (SOFR +0.085%), 9/2/2025[2]	45,000,000	45,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.440% (SOFR +0.100%), 9/2/2025[2]	40,000,000	40,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.440% (SOFR +0.100%), 9/2/2025[2]	37,000,000	37,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.460% (SOFR +0.120%), 9/2/2025[2]	60,000,000	60,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.460% (SOFR +0.120%), 9/2/2025[2]	60,000,000	60,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.475% (SOFR +0.135%), 9/2/2025[2]	30,000,000	30,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.485% (SOFR +0.145%), 9/2/2025[2]	70,000,000	70,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.495% (SOFR +0.155%), 9/2/2025[2]	75,000,000	75,000,842

Federal Home Loan Bank System Floating Rate Notes, 4.500% (SOFR +0.160%), 9/2/2025[2]	70,000,000	70,000,000

Federal Home Loan Bank System Floating Rate Notes, 4.525% (SOFR +0.185%), 9/2/2025[2]	82,000,000	82,016,377

Federal Home Loan Bank System, 4.000%, 2/10/2026	120,000,000	119,891,050

Federal Home Loan Bank System, 4.000%, 2/20/2026	240,000,000	239,781,125

Federal Home Loan Bank System, 4.000%, 2/5/2026	178,000,000	177,843,000

Federal Home Loan Bank System, 4.335%, 1/14/2026	147,000,000	147,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(CONTINUED)

Federal Home Loan Bank System, 4.340%, 4/17/2026	$130,000,000	$130,000,000

Federal Home Loan Bank System, 4.350%, 3/2/2026	130,000,000	130,000,000

Federal Home Loan Bank System, 4.360%, 2/13/2026	150,000,000	150,000,000

Federal Home Loan Bank System, 4.360%, 5/22/2026	125,000,000	125,000,000

Federal Home Loan Bank System, 4.380%, 6/12/2026	125,000,000	125,000,000

Federal Home Loan Bank System, 4.380%, 6/18/2026	200,000,000	200,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.450% (SOFR +0.110%), 9/1/2025[2]	40,000,000	40,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.480% (SOFR +0.140%), 9/1/2025[2]	60,000,000	60,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.510% (SOFR +0.130%), 9/3/2025[2]	98,500,000	98,500,000

Federal National Mortgage Association Floating Rate Notes, 4.440% (SOFR +0.100%), 9/1/2025[2]	65,000,000	65,000,000

Federal National Mortgage Association Floating Rate Notes, 4.460% (SOFR +0.120%), 9/1/2025[2]	19,000,000	19,000,000

Federal National Mortgage Association Floating Rate Notes, 4.480% (SOFR +0.140%), 9/1/2025[2]	60,000,000	60,000,000

Federal National Mortgage Association Floating Rate Notes, 4.480% (SOFR +0.140%), 9/1/2025[2]	50,000,000	50,000,000

Federal National Mortgage Association Floating Rate Notes, 4.480% (SOFR +0.140%), 9/1/2025[2]	40,000,000	40,000,000

Total U.S. Government Agency Securities		6,175,385,338

U.S. TREASURY SECURITIES—32.07%

U.S. Treasury Bill, 3.925%, 7/9/2026	319,300,000	308,473,291

U.S. Treasury Bill, 3.940%, 6/11/2026	159,600,000	154,656,744

U.S. Treasury Bill, 3.945%, 3/19/2026	330,200,000	322,999,301

U.S. Treasury Bill, 4.050%, 12/16/2025	213,290,000	210,746,517

U.S. Treasury Bill, 4.050%, 2/19/2026	46,100,000	45,213,151

U.S. Treasury Bill, 4.060%, 10/16/2025	323,200,000	321,559,760

U.S. Treasury Bill, 4.070%, 12/26/2025	130,000,000	128,295,122

U.S. Treasury Bill, 4.120%, 1/29/2026	238,840,000	234,739,913

U.S. Treasury Bill, 4.125%, 1/15/2026	313,700,000	308,811,508

U.S. Treasury Bill, 4.135%, 9/4/2025	142,490,000	142,440,900

U.S. Treasury Bill, 4.145%, 10/28/2025	306,000,000	304,026,981

U.S. Treasury Bill, 4.150%, 12/11/2025	320,200,000	316,471,893

U.S. Treasury Bill, 4.150%, 12/4/2025	93,000,000	91,992,242

U.S. Treasury Bill, 4.165%, 11/6/2025	194,500,000	193,014,831

U.S. Treasury Bill, 4.185%, 10/14/2025	305,250,000	303,724,132

U.S. Treasury Bill, 4.210%, 12/2/2025	61,450,000	60,788,866

U.S. Treasury Bill, 4.220%, 11/18/2025	265,300,000	262,874,275

U.S. Treasury Bill, 4.225%, 11/25/2025	270,300,000	267,603,570

U.S. Treasury Bill, 4.235%, 10/7/2025	928,000,000	924,069,919

U.S. Treasury Bill, 4.240%, 10/23/2025	77,800,000	77,323,518

U.S. Treasury Bill, 4.245%, 9/30/2025	306,000,000	304,989,690

U.S. Treasury Bills, 3.930% - 3.960%, 5/14/2026	479,700,000	466,311,816

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(CONTINUED)

U.S. Treasury Bills, 4.025% - 4.115%, 1/22/2026	$641,900,000	$631,526,103

U.S. Treasury Bills, 4.050% - 4.070%, 10/2/2025	120,000,000	119,580,811

U.S. Treasury Bills, 4.050% - 4.190%, 11/28/2025	628,500,000	622,194,435

U.S. Treasury Bills, 4.100% -4.150%, 10/30/2025	312,750,000	310,641,475

U.S. Treasury Bills, 4.220% - 4.235%, 10/21/2025	774,150,000	769,602,873

U.S. Treasury Floating Rate Notes, 4.241% (91-day T-Bill +0.098%), 9/3/2025[2]	335,000,000	334,960,927

U.S. Treasury Floating Rate Notes, 4.293% (91-day T-Bill +0.150%), 9/3/2025[2]	139,000,000	138,993,376

U.S. Treasury Floating Rate Notes, 4.303% (91-day T-Bill +0.160%), 9/3/2025[2]	397,000,000	397,058,407

U.S. Treasury Floating Rate Notes, 4.313% (91-day T-Bill +0.170%), 9/3/2025[2]	270,650,000	270,624,442

U.S. Treasury Floating Rate Notes, 4.348% (91-day T-Bill +0.205%), 9/3/2025[2]	130,000,000	130,092,648

U.S. Treasury Floating Rate Notes, 4.388% (91-day T-Bill +0.245%), 9/3/2025[2]	55,000,000	55,009,418

U.S. Treasury Note, 0.625%, 7/31/2026	65,800,000	63,848,279

U.S. Treasury Note, 0.750%, 4/30/2026	30,000,000	29,361,000

U.S. Treasury Note, 0.750%, 5/31/2026	61,000,000	59,549,856

U.S. Treasury Note, 3.750%, 8/31/2026	78,800,000	78,509,571

U.S. Treasury Note, 4.625%, 6/30/2026	63,300,000	63,548,546

Total U.S. Treasury Securities		9,826,230,107

REPURCHASE AGREEMENTS—50.16%

Interest in $2,250,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Bank of Montreal will repurchase securities provided as collateral for $2,251,085,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.170% - 6.801% with various maturities to 4/20/2065 and the market value of those underlying securities was $2,318,617,550.	500,000,000	500,000,000

Interest in $3,700,000,000 joint repurchase agreement 4.37%, dated 7/2/2025 under which Bank of Montreal will repurchase securities provided as collateral for $3,715,445,444 on 10/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.125% - 7.278% with various maturities to 11/20/2072 and the market value of those underlying securities was $3,812,850,453.[2,3]	850,000,000	850,000,000

Interest in $1,100,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,100,530,444 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 1.375% - 7.000% with various maturities to 5/1/2054 and the market value of those underlying securities was $1,122,541,105.	130,000,000	130,000,000

Interest in $1,500,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,500,723,333 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 14.956% with various maturities to 5/15/2067 and the market value of those underlying securities was $1,544,895,093.	500,000,000	500,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(CONTINUED)

Interest in $900,000,000 joint repurchase agreement 4.35%, dated 8/8/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $903,371,250 on 9/8/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.250% - 6.500% with various maturities to 1/15/2067 and the market value of those underlying securities was $923,570,495.[3]	$100,000,000	$100,000,000

Interest in $745,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $745,359,256 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 7.250% with various maturities to 2/1/2055 and the market value of those underlying securities was $760,266,564.	245,000,000	245,000,000

Interest in $745,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $745,359,256 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500% - 6.500% with various maturities to 8/20/2065 and the market value of those underlying securities was $763,659,055.	500,000,000	500,000,000

Interest in $900,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $900,434,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 9.000% with various maturities to 4/20/2065 and the market value of those underlying securities was $925,183,237.	400,000,000	400,000,000

Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 7/11/2025 under which BofA Securities, Inc. will repurchase securities provided as collateral for $2,021,941,111 on 10/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.000% with various maturities to 9/1/2055 and the market value of those underlying securities was $2,053,034,467.[3]	270,000,000	270,000,000

Interest in $2,000,000,000 joint repurchase agreement 4.38%, dated 7/14/2025 under which BofA Securities, Inc. will repurchase securities provided as collateral for $2,022,642,222 on 10/14/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 8/1/2055 and the market value of those underlying securities was $2,052,404,900.[2,3]	200,000,000	200,000,000

Interest in $975,000,000 joint repurchase agreement 4.26%, dated 8/26/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $985,383,750 on 11/24/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 3.551% - 7.500% with various maturities to 8/20/2055 and the market value of those underlying securities was $995,487,379.[3]	126,000,000	126,000,000

Interest in $6,775,000,000 joint repurchase agreement 4.33%, dated 8/29/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $6,778,259,528 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S.Treasury securities, 0.000% - 4.125% with various maturities to 11/15/2052 and the market value of those underlying securities was $6,913,824,718.	1,000,000,000	1,000,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(CONTINUED)

Interest in $2,950,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,951,422,556 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 10.750% with various maturities to 7/20/2075 and the market value of those underlying securities was $3,018,137,922.	$500,000,000	$500,000,000

Interest in $1,350,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,350,651,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 5.800% with various maturities to 6/15/2060 and the market value of those underlying securities was $1,377,664,021.	500,000,000	500,000,000

Repurchase agreement 4.34%, dated 8/29/2025 under which Fixed Income Clearing Corporation - BNY Mellon will repurchase securities provided as collateral for $3,651,760,111 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 6/1/2063 and the market value of those underlying securities was $4,057,858,536.	3,650,000,000	3,650,000,000

Repurchase agreement 4.34%, dated 8/29/2025 under which Fixed Income Clearing Corporation - ING will repurchase securities provided as collateral for $250,120,556 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500% - 6.000% with various maturities to 12/1/2053 and the market value of those underlying securities was $255,122,967.	250,000,000	250,000,000

Repurchase agreement 4.33%, dated 8/29/2025 under which Fixed Income Clearing Corporation - State Street Bank will repurchase securities provided as collateral for $1,500,721,667 on 9/2/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co., were U.S. Treasury securities, 1.750% - 4.250% with various maturities to 02/28/2030 and the market value of those underlying securities was $1,531,294,847.	1,500,000,000	1,500,000,000

Interest in $1,900,000,000 joint repurchase agreement 4.35%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,911,249,583 on 9/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 9/15/2065 and the market value of those underlying securities was $1,947,472,738.[3]	400,000,000	400,000,000

Repurchase agreement 4.35%, dated 8/29/2025 under which Pershing LLC will repurchase securities provided as collateral for $300,145,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500% with various maturities to 7/20/2075 and the market value of those underlying securities was $307,404,425.	300,000,000	300,000,000

Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $2,000,964,444 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 8/20/2055 and the market value of those underlying securities was $2,048,832,574.	750,000,000	750,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments

August 31, 2025 (Unaudited) (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(CONTINUED)

Interest in $3,000,000,000 joint repurchase agreement 4.30%, dated 8/25/2025 under which Royal Bank of Canada will repurchase securities provided as collateral for $3,024,008,333 on 10/31/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500% with various maturities to 3/1/2062 and the market value of those underlying securities was $3,093,237,291.[3]	$399,000,000	$399,000,000

Interest in $2,000,000,000 joint repurchase agreement 4.33%, dated 7/23/2025 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,021,650,000 on 10/21/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 6/20/2055 and the market value of those underlying securities was $2,062,083,096.[3]	400,000,000	400,000,000

Interest in $4,000,000,000 joint repurchase agreement 4.33%, dated 8/1/2025 under which Royal Bank of Canada will repurchase securities provided as collateral for $4,041,856,667 on 10/27/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.375% - 6.500% with various maturities to 8/20/2065 and the market value of those underlying securities was $4,124,172,930.[3]	600,000,000	600,000,000

Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 7/1/2025 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,015,190,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.000% with various maturities to 3/1/2061 and the market value of those underlying securities was $2,065,593,502.[3]	300,000,000	300,000,000

Interest in $2,500,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,501,205,556 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.000% with various maturities to 9/1/2055 and the market value of those underlying securities was $2,551,230,175.	500,000,000	500,000,000

Interest in $1,850,000,000 joint repurchase agreement 4.34%, dated 8/29/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,850,892,111 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500% with various maturities to 8/20/2055 and the market value of those underlying securities was $1,887,909,953.	500,000,000	500,000,000

Total Repurchase Agreements		15,370,000,000

TOTAL INVESTMENTS-102.4% (at amortized cost)[4]		31,371,615,445

Other Assets and Liabilities – Net -2.38%		(728,898,876)

TOTAL NET ASSETS-100%		$30,642,716,569

SOFR	– Secured Overnight Financing Rate

[1]	Discount yield(s) at time of purchase.

[2]	Floating rate instruments with current rate(s) and next reset date(s) shown.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[4]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

August 31, 2025 (Unaudited)

Assets:
Investment in repurchase agreements	$15,370,000,000
Investment in securities	16,001,615,445

Total investment in securities, at amortized cost and fair value	31,371,615,445
Cash	738,100
Income receivable	61,217,570
Receivable for shares sold	918,150,479
Prepaid expenses	667,677

Total Assets	32,352,389,271

Liabilities:
Payable for investments purchased	707,516,671
Payable for shares redeemed	950,395,626
Income distribution payable	33,676,529
Payable to Adviser	5,236,828
Payable for 12b-1 distribution service fees	6,546,035
Payable for shareholder service fees	3,927,621
Accrued expenses	2,373,392

Total Liabilities	1,709,672,702

Net Assets	$30,642,716,569

Net Assets Consist of:
Paid-in capital	30,642,527,959
Distributable earnings	188,610

Net Assets	$30,642,716,569

Net Asset Value
Investment Shares:
Net Assets	$21,747,935,036
Shares Outstanding	21,747,806,719
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$8,894,781,533
Shares Outstanding	8,894,721,190
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Statement of Operations

Six Months Ended August 31, 2025 (Unaudited)

Investment Income:
Interest	$698,965,527

Expenses:
Investment adviser fees	31,841,574
Custodian fees	179,374
Transfer agent fees:
Investment shares	9,360,432
Retirement shares	27,316,389
Trustees’ fees	201,681
Professional fees	222,956
Accounting and administrative fees	398,914
12b-1 distribution service fees:
Investment shares	28,279,027
Retirement shares	11,522,940
Shareholder service fees:
Investment shares	16,967,416
Retirement shares	6,913,764
Share registration fees	1,448,822
Printing and mailing fees	2,079,972
Miscellaneous fees	165,816

Total Expenses Before Fee Waivers/Reimbursements	136,899,077

Voluntary waivers/reimbursements of other operating expenses	(23,145,493)

Net Expenses	113,753,584

Net Investment Income	585,211,943

Net Realized Gain/(Loss) on Investments	177,294

Net Increase in Net Assets Resulting from Operations	$585,389,237

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Six Months Ended 8/31/2025 (Unaudited)	Year Ended 2/28/2025
Operations:
Net investment income	$585,211,943	$1,325,344,810
Net realized gain/(loss) on investments	177,294	(5,499)

Net Increase/(Decrease) in Net Assets Resulting from Operations	585,389,237	1,325,339,311

Distributions to Shareholders From Distributable Earnings:
Investment shares	(415,741,117)	(954,244,351)
Retirement shares	(169,470,828)	(371,100,459)

Total Distributions	(585,211,945)	(1,325,344,810)

Capital Transactions
Investment shares
Proceeds from shares sold	53,366,996,309	107,960,635,291
Reinvestment of dividends	406,816,470	949,754,774
Cost of shares redeemed	(55,617,162,779)	(106,931,523,848)

Net increase/(decrease) from capital transactions	(1,843,350,000)	1,978,866,217

Retirement shares
Proceeds from shares sold	57,654,392,287	113,570,714,401
Reinvestment of dividends	163,852,292	365,344,061
Cost of shares redeemed	(58,479,930,635)	(112,838,575,696)

Net increase/(decrease) from capital transactions	(661,686,056)	1,097,482,766

Net Change Resulting from Total Fund Share Transactions	(2,505,036,056)	3,076,348,983

Net Increase/(Decrease) in Net Assets	(2,504,858,764)	3,076,343,484

Net Assets:
Beginning of period	33,147,575,333	30,071,231,849

End of period	$30,642,716,569	$33,147,575,333

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	23,591,156,719	21,612,290,502
Shares sold	53,366,996,309	107,960,635,291
Shares issued to holders in reinvestment of dividends	406,816,470	949,754,774
Shares redeemed	(55,617,162,779)	(106,931,523,848)

Shares Outstanding, End of Period	21,747,806,719	23,591,156,719

Retirement Shares
Shares outstanding, beginning of period	9,556,407,246	8,458,924,480
Shares sold	57,654,392,287	113,570,714,401
Shares issued to holders in reinvestment of dividends	163,852,292	365,344,061
Shares redeemed	(58,479,930,635)	(112,838,575,696)

Shares Outstanding, End of Period	8,894,721,190	9,556,407,246

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Investment Shares

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
Per Share Operating Performance	8/31/2025	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.019	0.044	0.045	0.017	0.000 [1]	0.000 [1]

Net realized gain/(loss) on investments	0.000 [1]	(0.000)[1]	0.000[1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.019	0.044	0.045	0.017	0.000 [1]	0.000 [1]

Less Distributions From:

Net investment income	(0.019)	(0.044)	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]

Net realized gain/(loss) on investments	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—

Total Distributions	(0.019)	(0.044)	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.87%	4.45%	4.61%	1.70%	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000’s omitted)	$21,747,935	$23,591,159	$21,612,297	$20,906,825	$25,924,540	$24,815,633

Ratios to Average Net Assets:[3]

Expenses before waivers	0.71%	0.70%	0.71%	0.70%	0.69%	0.68%

Expenses net of waivers	0.71%	0.70%	0.71%	0.62%	0.06%	0.25%

Net investment income	3.68%	4.35%	4.52%	1.59%	0.01%	0.04%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — Retirement Shares

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
Per Share Operating Performance	8/31/2025	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.019	0.044	0.045	0.017	0.000 [1]	0.000 [1]

Net realized gain/(loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.019	0.044	0.045	0.017	0.000 [1]	0.000 [1]

Less Distributions From:

Net investment income	(0.019)	(0.044)	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]

Net realized gain/(loss) on investments	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—

Total Distributions	(0.019)	(0.044)	(0.045)	(0.017)	(0.000)[1]	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.87%	4.44%	4.61%	1.69%	0.01%	0.04%

Supplemental Data:

Net assets, end of period (000’s omitted)	$8,894,782	$9,556,416	$8,458,935	$8,233,171	$9,958,845	$10,242,585

Ratios to Average Net Assets:[3]

Expenses before waivers	1.22%	1.20%	1.25%	1.13%	1.04%	1.05%

Expenses net of waivers	0.72%	0.72%	0.72%	0.63%	0.06%	0.25%

Net investment income	3.68%	4.33%	4.51%	1.58%	0.01%	0.03%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2025 (Unaudited)

1. ORGANIZATION

Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 of the 1940 Act and was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Subadviser”) and Federated Administrative Services (the (“Sub-administrator”) serve as the Fund’s Subadviser and Sub-administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at amortized cost, which approximates fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of August 31, 2025, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course

Notes to Financial Statements

August 31, 2025 (Unaudited) (Continued)

of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

g) Regulatory Updates — The Fund adopted the Financial Accounting Standards Board (“FASB”) Update 2023-07 Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund’s financial positions or the results of its operations.

ASU 2023-07 enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). The CODM is comprised of a group of individuals, including the Principal Executive Officer and Principal Financial Officer of the Fund, who have discrete information available to them to make decisions about resources to be allocated to the segment and assess its performance. The Fund is considered to be a single operating segment and the CODM monitors the performance and operating results for the Fund as a whole in order to execute strategic allocation determinations. The operating results are consistent with, but not limited to, the information presented in the Fund’s Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Subadviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Notes to Financial Statements

August 31, 2025 (Unaudited) (Continued)

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Trustees have designated the Adviser as the valuation designee for the Fund responsible for determining fair value of securities and in overseeing the comparison of amortized cost valuations to market-based valuations. The Adviser has established a Valuation Committee (the “Valuation Committee”) with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The Trustees have also authorized the Adviser, as valuation designee for the Fund, to select pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship between market-based valuations and amortized cost valuations. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions).

The Trustees oversee the adequacy and effectiveness of the Adviser’s process for determining the fair value of Fund investments.

b) Fair Value Hierarchy – Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2025, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

Notes to Financial Statements

August 31, 2025 (Unaudited) (Continued)

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Olive Street, an investment adviser registered with the Securities and Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated November 2, 2022 (the “Advisory Agreement”). Under the Advisory Agreement, the Fund is responsible for the payment of all of its expenses, except that the Adviser is responsible for (i) providing the personnel, office space and equipment reasonably necessary to perform its obligations thereunder; and (ii) the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Adviser.

As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Subadviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2026, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward D. Jones & Co., L.P. (“Edward Jones”) voluntarily waived $23,145,493 of transfer agent fees during the six months ended August 31, 2025. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These voluntary waivers were not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Subadviser and Sub-adminstrator) and/or waive all or a portion of its fees for the Fund to the extent necessary to seek to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). The Adviser Voluntary Reduction is not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Adviser Voluntary Reduction will continue or that the Fund will be able to maintain a positive yield. There were no voluntary waivers by the Adviser and its affiliates for the six months ended August 31, 2025.

Subadvisory Fee — Pursuant to the terms of the Subadvisory and Sub-administration Agreement, the Subadviser provides Subadvisory services to the Fund, including buying and selling portfolio securities, and the Sub-adminstrator, an affiliate of the Subadviser, provides

Notes to Financial Statements

August 31, 2025 (Unaudited) (Continued)

sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its subadvisory and sub-administrative services, the Subadviser and the Sub-administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the subadvisory and Sub-administration Agreement. The amounts paid to the Subadviser and the Sub-administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Subadvisory Agreement with Federated Hermes (UK) LLP — In the event that a business continuity planning event causes the complete or partial inability of the Subadviser to perform the investment subadvisory services under the subadvisory and Sub-administration Agreement (a “BCP Event”), the Subadviser will delegate its duties and obligations with respect to investment subadvisory services (but not sub-administrative services) under the Sub-advisory and Sub-administration Agreement to Federated Hermes (UK) LLP (the “Sub-Subadviser”), an affiliate of the Subadviser, pursuant to a Sub-Subadvisory Agreement (the “Sub-Subadvisory Agreement”) to be entered into by the Subadviser and the Sub-Subadviser upon the occurrence of the BCP Event. Any fees payable to the Sub-Subadviser will be paid by the Subadviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for personal shareholder services provided to Investment Shares and Retirement Shares shareholders.

Administrative Shareholder Service Fees — The Trustees have adopted an amended and restated administrative shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay administrative shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing certain administrative shareholder service activities or similar non-distribution services, including sweep and banking style administrative services, to Investment Shares and Retirement Shares shareholders.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the balance and number of accounts in the Fund.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2025 and February 29, 2024 were as follows:

	2025	2024
Ordinary income[1]	$1,325,344,810	$1,276,521,535
Long-term capital gains	$—	$—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$16,817

Notes to Financial Statements

August 31, 2025 (Unaudited) (Continued)

At February 28, 2025 the Fund had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain thier character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of February 28, 2025, the Fund had the following net capital loss carryforwards remaining:

Long-Term	$984
Short-Term	$4,515

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s share price.

Counterparty Risk — A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, during periods of rising interest rates the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, during periods of declining interest rates, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low or negative interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Changes in monetary policy made by central banks and/or their governments or changes in economic conditions may affect the level of interest rates, which could have sudden or unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could

Notes to Financial Statements

August 31, 2025 (Unaudited) (Continued)

make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

Technology and Data Risk — Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Economy Risk – The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as geopolitical disputes, sanctions, rapid interest rate changes, global demand for particular products or resources, supply chain disruptions, cyberattacks, government defaults, government shutdowns or significant downsizing, war, military conflict, acts of terrorism, regional conflicts, social or political unrest, recessions, regulatory events, and other governmental or quasi-governmental actions may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. During a general market downturn, multiple asset classes may be negatively affected. In the case of severe market disruptions, the value of the Fund’s investments may decline, potentially suddenly and significantly.

Government Securities Risk – Government Securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities. Although Government Securities are considered to be among the safest investments, they are not guaranteed by the U.S. government or its agencies against price movements due to changing interest rates or other market forces; consequently, the value of Government Securities will fluctuate. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. From time to time, controversy or uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. Government Securities (including those held by the Fund), cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt, all of which could adversely affect the Fund.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Board Considerations of Investment Management and Administration Agreement, Subadvisory and Sub-administration Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Fund’s investment advisory and subadvisory agreements.

At a meeting of the Board held on May 28-29, 2025 (the “Annual Renewal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved the continuance of: (i) an investment management and administration agreement (the “Advisory Agreement”) between Olive Street Investment Advisers, LLC (the “Adviser”) and the Fund, and (ii) a subadvisory and sub-administration agreement by and among the Adviser, Federated Investment Management Company (the “Subadviser”), Federated Administrative Services (“FAS”) and the Fund (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In connection with the annual contract review process and in advance of the Annual Renewal Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Agreements. The information furnished by the Adviser and the Subadviser included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadviser to the Fund; (ii) the Fund’s historical investment performance, including in comparison to an appropriate peer group of mutual funds; (iii) the Adviser’s and the Subadviser’s business, operations and personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadviser in managing the Fund; (v) the management fee payable by the Fund to the Adviser under the Advisory Agreement and the Fund’s overall fees and operating expenses, including in comparison to those of an appropriate peer group of mutual funds; (vi) the fee for subadvisory and sub-administration services payable to the Subadviser under the Subadvisory Agreement; (vii) the Adviser’s and the Subadviser’s compliance programs and related policies and procedures; (viii) the financial condition of the Adviser and the Subadviser; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadviser may receive based on their relationships with the Fund. At a meeting of the Board held on May 2, 2025, and at the Annual Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations to and responded to questions from the Trustees regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadviser furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Fund and the Subadvsier, the services provided to the Fund by the Adviser and its affiliates and the Subadviser, the Adviser’s evaluation of the Subadviser and the Adviser’s monitoring and supervision of the Fund’s other service providers, the Fund’s distribution and servicing arrangements and related compensation, and compliance, risk management and operational matters related to the Fund, the Adviser and the Subadviser. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose. All of these submissions, reports and discussions were considered by the Board in the context of, among other things, the history of money market funds and the investments available to such funds, as well as the market and interest rate environments in which the Fund operates and the regulatory requirements applicable to money market funds.

Board Considerations of Investment Management and Administration Agreement, Subadvisory and Sub-administration Agreement (Unaudited) (Continued)

Throughout the evaluation process, including at the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on April 30, 2025, and in executive session and other informal meetings on several occasions, outside the presence of the interested Trustees, Fund officers, and representatives of the Adviser and the Subadviser, to consider their responsibilities under relevant laws and to discuss the Agreements and materials presented and other matters deemed relevant to their consideration of the approval of the Agreements.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically in connection with the May Meetings, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadviser. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decision to approve the continuation of the Agreements rather than to be all-inclusive.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadviser. The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the Subadviser under the Agreements, including their respective responsibilities for management of the Fund. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Subadviser, and the Subadviser’s role in the day-to-day management of the Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by advising and sponsoring the Fund. The Board also considered the terms of the Agreements and the full range of services provided to the Fund under the Agreements, including the administrative and other services provided by the Adviser, and the sub-administrative services provided by FAS, an affiliate of the Subadviser. The Board also took into account the Adviser’s oversight of the Fund’s operations and other service providers. In addition, the Board considered the quality of the Adviser’s and Subadviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund.

The Board considered the Adviser’s and the Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board recognized that the Fund may benefit from the Adviser’s ability to use resources and capabilities of its affiliates in providing services to the Fund. The Board noted key personnel additions to and departures from the Adviser, as well as the Adviser’s and Subadviser’s succession planning practices to ensure continuity of services provided to the Funds. The Board considered the Adviser’s and the Subadviser’s ability to attract and retain qualified personnel to service the Fund and the experience and skills of key management and investment personnel of the Adviser and the Subadviser. With respect to the Subadviser, the Board considered the Subadviser’s investment philosophy and process, investment research capabilities and resources, performance record,

Board Considerations of Investment Management and Administration Agreement, Subadvisory and Sub-administration Agreement (Unaudited) (Continued)

trade execution capabilities, experience and reputation. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser and the Subadviser in managing money market funds, their experience with the requirements of Rule 2a-7 and their commitment to managing the Fund in accordance with these requirements.

The Board considered the compliance programs and compliance experience of the Adviser and the Subadviser. In this regard, the Board reviewed information regarding the Adviser’s and the Subadviser’s risk management oversight activities, including “stress test” reports that were presented to the Board on a quarterly basis throughout the year. The Board noted the Adviser’s and the Subadviser’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Fund and its service providers operate. In addition, the Board received and considered information regarding the overall financial condition of the Adviser and the Subadviser and each entity’s ability to carry out its responsibilities under the Agreements.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadviser are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the management fee and total fees and expenses of the Fund to an appropriate group of peer mutual funds. In this regard, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing the Fund’s contractual management fee, net management fee, and gross and net total expense ratios and each element of the Fund’s total expense ratio (e.g., custody fees and transfer agency fees) to those paid by an independently-selected peer group of mutual funds (the “Expense Peer Group”). The Board noted that the Fund’s contractual management fee was below the average and equal to the median of the Expense Peer Group. The Board also noted that the Fund’s net management fee was higher than the Expense Peer Group average and median, but the Board noted other relevant factors, including information regarding differences in how the Adviser and its affiliates waive fees and reimburse expenses as compared to service providers to other funds in the Expense Peer Group. The Board also considered that the Fund’s gross total expense ratio was below the Expense Peer Group average and equal to the median of the Expense Peer Group, and that the Fund’s net total expense ratio was approximately 1.5 basis points higher than the Expense Peer Group average but equal to the median of the Expense Peer Group. The Board additionally considered the Adviser’s undertaking to limit the Fund’s operating expenses to specified levels through an expense limitation agreement with the Fund.

The Board received a description of the methodology used by Broadridge to select the mutual funds in the Expense Peer Group. While the Board recognized that comparisons between the Fund and its Expense Peer Group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s management fee and total expenses.

The Board observed that the Adviser confirmed that it has no other clients with investment strategies similar to those of the Fund for purposes of comparison. The Board reviewed the information provided by the Subadviser regarding fees charged to other registered fund clients with investment strategies similar to those of the Fund and for which the Subadviser serves as

Board Considerations of Investment Management and Administration Agreement, Subadvisory and Sub-administration Agreement (Unaudited) (Continued)

primary investment adviser. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the Fund.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the management fee and subadvisory fee payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadviser.

3. Investment Performance. The Board reviewed the investment performance of the Fund over multiple measurement periods compared to an appropriate benchmark and universe of peer mutual funds independently selected by Broadridge (the “Performance Peer Group”). In addition, the Board considered information regarding how the Adviser and the Subadviser analyze and manage potential risks to the Fund, including the Subadviser’s credit review process and the nature of the Fund’s investments.

The Board observed that the investment performance (net of fees) of the Fund was below the average performance of the Performance Peer Group and benchmark index for all periods under review. In considering the Fund’s investment performance, the Board generally noted other relevant factors, including the relatively tight dispersion of performance data within the Performance Peer Group, the composition and share classes used in the comparisons and the Adviser’s and the Subadviser’s emphasis on liquidity and capital preservation, as demonstrated in the “stress test” reports received by the Board, as well as the organizational strength and capacity of the Adviser and the Subadviser and their history with the Fund.

The Board also considered the detailed investment analytics reports provided by the Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Fund’s gross returns and net returns, various statistics concerning the Fund’s portfolio, and a summary of various factors affecting the Fund’s performance.

Based on these considerations, the Board concluded that the investment performance generated for the Fund was generally satisfactory.

4. Profitability. The Board considered information about the profitability to the Adviser, as well as Adviser and its affiliates as a whole, from services provided to the Fund and other aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board received and considered information regarding the methodologies and estimates used by the Adviser in calculating and reporting profitability, including a description of the methodology used to allocate certain expenses. In addition, the Board did not consider the profitability of the Subadviser to be a material factor with respect to the Board’s consideration of the Subadvisory Agreement, given that the Subadviser is not affiliated with the Adviser and the Board received a representation from the Adviser that the Subadviser’s fees were negotiated at arm’s length. The Board noted that the subadvisory fee is paid directly from the Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to the Subadviser pursuant to the subadvisory Agreement.

The Board concluded that, based on these considerations and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates from their relationships with the Fund were not excessive.

Board Considerations of Investment Management and Administration Agreement, Subadvisory and Sub-administration Agreement (Unaudited) (Continued)

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. In this regard, the Board noted the absence of any breakpoints in the Agreements’ fee structures but considered that expense limitations and fee waivers that reduce the Fund’s expenses can have the same effect as breakpoints in sharing potential economies of scale with shareholders. The Board also considered that the Adviser (and its affiliated predecessor adviser to the Fund) have added or enhanced services to the Fund over time, noting investments in business support of the Fund, including investments in personnel and technology associated with the management, operations and compliance services provided to the Fund. The Board also noted that, for accounts investing in the Fund through investment advisory programs (asset-based fee programs) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, Edward Jones applies a fee offset equal to the amount of the revenue that Edward Jones or its affiliates receive from the Fund with respect to such accounts.

The Board concluded that the Fund’s fee and expense arrangements constitute a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadviser from their relationships with the Fund. The Board noted that Fund shares are available as the exclusive cash sweep option to investors participating in certain investment advisory programs (asset-based fee programs) sponsored by Edward Jones. Accordingly, the Board received and considered information about asset-based fee rates charged by Edward Jones to participants in such investment advisory programs, which the Board considered could be viewed as an indirect or “fall-out” benefit to the extent investments in the Fund support these programs. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with transactions in the Fund’s shares. The Board noted that the Adviser, Edward Jones and the Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Fund.

The Board also considered that the Fund pays transfer agency fees, Rule 12b-1 fees and shareholder service fees to Edward Jones, which serves as the Fund’s transfer agent and principal underwriter. The Board considered information provided by the Adviser indicating that the transfer agency fees, Rule 12b-1 fees and shareholder service fees charged by Edward Jones to the Funds were fair and reasonable based on, among other things, industry data about fees charged by transfer agents to other mutual funds.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

Board Consideration of Sub-Subadvisory Agreement for the Edward Jones Money Market Fund (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the Fund’s investment advisory and sub-advisory agreements.

At a meeting of the Board held on November 2, 2022 (the “November 2022 Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a form of Sub-Subadvisory agreement between Federated Investment Management Company (the “Subadviser”), the Fund’s subadviser and sub-administrator, and Federated Hermes (UK) LLP (the “Sub-Subadviser” and together with the Subadviser, “Federated Hermes”), with respect to the Fund (the “Sub-Subadvisory Agreement”). In connection with the Board’s review of the Sub-Subadvisory Agreement at its October 10, 2022 and the November 2022 Meeting (together, the “2022 Approval Meetings”), the Board requested, and Federated Hermes provided, comprehensive information relating to the Sub-Subadviser and the services it would provide to the Fund upon the occurrence of a BCP Event, as described below (the “2022 15(c) Responses”). In connection with the Board’s review of the Sub-Subadvisory Agreement at its meetings held on May 2, 2024 and May 29-30, 2024 (together, the “May Meetings”), the Board requested, and the Sub-Subadviser provided, any additional information or updates to the 2022 15(c) Responses that would be material to the Board’s consideration of the ratification of the initial approval of the form of the Sub-Subadvisory Agreement. The 2022 15(c) Responses, as supplemented by such additional information and update, are referred to herein as the “Prior 15(c) Responses.”

Pursuant to the Sub-Subadvisory Agreement, the Subadviser delegates to the Sub-Subadviser the Subadviser’s duties and obligations under the Sub-Advisory and Sub-administration Agreement by and among Olive Street Investment Advisers, LLC (the “Adviser”), the Subadviser, Federated Administrative Services (“FAS”) and the Fund (the “Sub-Advisory Agreement”), with respect to the provision of investment subadvisory services to the Fund, such as is necessary to permit the Sub-Subadviser to discharge such duties and obligations during a “BCP Event.” A BCP Event is a business continuity planning event causing the complete or partial inability of the Subadviser to perform its duties and obligations to the Fund under the Sub-Advisory Agreement, with respect to the provision of investment subadvisory services to the Fund. The delegation of authority to the Sub-Subadviser pursuant to the Sub-Subadvisory Agreement initiates only upon the occurrence of a BCP Event and continues for the duration of the BCP Event and covers only such duties and obligations as the Subadviser is unable to perform. Upon the resolution of a BCP Event, the delegation of authority to the Sub-Subadviser under the Sub-Subadvisory Agreement terminates, and the duties, obligations and authority contained in the Sub-Advisory Agreement revert back entirely to the Subadviser.

At a meeting of the Board held on May 28-29, 2025 (the “Annual Ratification Meeting”), the Board, including a majority of the Independent Trustees, considered and ratified their initial approval of the Sub-Subadvisory Agreement. In advance of the Annual Ratification Meeting, at the request of the Independent Trustees, Federated Hermes reviewed the Prior 15(c) Responses and provided additional written information and updates relating to the Sub-Subadvisory Agreement to facilitate the Board’s evaluation of the Sub-Subadvisory Agreement (the “2025 15(c) Responses”). The information furnished by Federated Hermes in the Prior 15(c) Responses, as updated by the 2025 15(c) Responses where applicable, included materials describing, among other matters: (i) the nature, extent, and quality of the services that would be provided by the Sub-Subadviser during a BCP Event; (ii) the Sub-Subadviser personnel that would provide services to the Fund during a BCP Event; (iii) the Sub-Subadvisory fee arrangement for payment of Sub-Subadvisory fees by the Subadviser to the Sub-Subadviser during a BCP Event; (iv) the

Board Consideration of Sub-Subadvisory Agreement for the Edward Jones Money Market Fund (Unaudited) (Continued)

financial condition of the Sub-Subadviser; (v) the Sub-Subadviser’s compliance program and related policies and procedures; and (vi) other “fall-out” benefits the Sub-Subadviser may receive based on its relationship with the Fund. The Board also considered the presentations by representatives of the Adviser received at the Board’s meeting held on May 2, 2025, at the Annual Ratification Meeting, at the 2022 Approval Meetings, and at the May 2024 Meetings (collectively, the “Meetings”) concerning the services, fees, and other aspects of the Sub-Subadvisory Agreement.

Throughout the evaluation process, including at the Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the ratification of their initial approval of the Sub-Subadvisory Agreement. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on April 30, 2025 and in executive session and other information meetings on several occasions, outside the presence of the interested Trustees, Fund officers, and representatives of the Adviser, the Subadviser, and the Sub-Subadviser to consider their responsibilities under relevant laws and to discuss the Sub-Subadvisory Agreement and materials presented and other matters deemed relevant to their consideration of the ratification of their initial approval of the Sub-Subadvisory Agreement.

In considering and renewing the Sub-Subadvisory Agreement, the Trustees reviewed and evaluated information and factors that they deemed relevant and appropriate through the exercise of their reasonable business judgment. The Board’s determination to ratify its initial approval of the Sub-Subadvisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. A detailed summary of the important, but not necessarily all, factors the Board considered with the respect to its ratification of its initial approval of the Sub-Subadvisory Agreement is provided below.

1. The Nature, Extent and Quality of the Services that would be Provided by the Sub-Subadviser. The Board considered the nature, extent and quality of the services that would be provided to the Fund by the Sub-Subadviser under the Sub-Subadvisory Agreement during a BCP Event. The Board considered the terms of the Sub-Subadvisory Agreement and the range of potential services that would be provided by the Sub-Subadviser during a BCP Event. The Board noted that Sub-administration services, which would be provided to the Fund by FAS under the Sub-Advisory Agreement, are not within the scope of services that would be provided to the Fund under the Sub-Subadvisory Agreement. The Board considered Federated Hermes’ representation that the nature, extent and quality of the sub-advisory services that would be provided to the Fund by the Sub-Subadviser during a BCP Event are substantially the same as that to be provided by the Subadviser under the Sub-Advisory Agreement.

The Board considered the Sub-Subadviser’s capabilities and operations, including personnel, systems and other resources devoted to supporting such operations. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act (“Rule 2a-7”). In this connection, the Board considered that although the Sub-Subadviser does not currently manage money market funds subject to Rule 2a-7, the Sub-Subadviser has extensive experience in managing and trading on behalf of registered investment companies and other short-term fixed income products whose portfolios invest in securities eligible for investment by a money market fund subject to Rule 2a-7. The Board also considered the Sub-Subadviser’s commitment to managing the Fund during a

Board Consideration of Sub-Subadvisory Agreement for the Edward Jones Money Market Fund (Unaudited) (Continued)

BCP Event in accordance with the requirements of Rule 2a-7, and Federated Hermes’ representation that the Sub-Subadviser has the necessary personnel, systems and other resources to manage the Fund during a BCP Event in accordance with the requirements of Rule 2a-7. In this regard, the Board noted that the Subadviser and Sub-Subadviser are each wholly owned subsidiaries of the same parent company, Federated Hermes, Inc., and that the Sub-Subadviser has access to the same or similar reports, analyses and systems that are available to the Subadviser in providing sub-advisory services to the Fund under the Sub-Advisory Agreement. The Board considered the Sub-Subadviser’s professional personnel who would be primarily responsible for providing sub-advisory services to the Fund during a BCP Event and their background and experience. The Board also considered the reputation and overall strength of Federated Hermes and its affiliates and the Board’s past experience with the Subadviser with respect to the sub-advisory services it provides to the Fund under the Sub-Advisory Agreement.

The Board also considered the compliance program and compliance experience of the Sub-Subadviser. The Board noted that the Sub-Subadviser has adopted and implemented the same compliance program as the Subadviser and that the Sub-Subadviser and the Subadviser have the same chief compliance officer. In addition, the Board received and considered information regarding the overall financial condition of the Sub-Subadviser and its ability to carry out its responsibilities under the Sub-Subadvisory Agreement.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Sub-Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-Subadvisory Agreement.

2. Fees and Other Expenses. The Board considered information relating to the Sub-Subadvisory fee arrangement and that the Subadviser will pay the Sub-Subadvisory fees to the Sub-Subadviser during a BCP Event. The Board noted that the Sub-Subadvisory fee would not impact the Fund’s overall expenses or the management fee payable by the Fund to the Adviser given that the Subadviser, and not the Adviser or the Fund, would pay the Sub-Subadvisory fee to the Sub-Subadviser. The Board also considered that the fee payable to the Sub-Subadviser under the Sub-Subadvisory Agreement would be payable only for the duration of a BCP Event and that the Sub-Subadvisory fee would not exceed the fees paid by the Fund to the Subadviser under the Sub-Advisory Agreement for the provision of sub-advisory services to the Fund.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Sub-Subadvisory fee arrangement is reasonable in light of the nature, extent and quality of the Sub-Subadvisory services to be rendered by the Sub-Subadviser during a BCP Event under the Sub-Subadvisory Agreement.

3. Investment Performance. Because the Sub-Subadviser has never provided investment subadvisory services to the Fund, the Sub-Subadviser does not have an investment performance record with respect to the Fund for the Board to review. However, the Board noted that the Sub-Subadviser’s performance record with respect to the Fund, if and to the extent it becomes available, would be considered in connection with future reviews of the Sub-Subadvisory Agreement.

4. Profitability. The Board did not consider the profitability of the Sub-Subadviser to be a material factor in its consideration of the Sub-Subadvisory Agreement, given that the Sub-Subadviser is an affiliate of the Subadviser and the Sub-Subadvisory fee would be paid

Board Consideration of Sub-Subadvisory Agreement for the Edward Jones Money Market Fund (Unaudited) (Continued)

directly by the Subadviser, not the Fund. The Board also noted that the Subadviser is not affiliated with the Adviser and the Board received a representation from the Adviser that the Subadviser’s fees were negotiated at arm’s length.

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that it is difficult to identify and quantify economies of scale in the context of a Sub-Subadvisory arrangement. However, in light of the fact that the Subadviser would pay the Sub-Subadviser under the Sub-Subadvisory Agreement during a BCP Event and that such fee would not exceed the fees paid by the Fund to the Subadviser under the Sub-Advisory Agreement for the provision of sub-advisory services to the Fund, the Board concluded that it was reasonable to rely on the conclusion the Board made regarding economies of scale in connection with its review of the Sub-Advisory Agreement at the Annual Ratification Meeting. In this regard, the Board concluded that the Fund’s fee and expense arrangements constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board considered other benefits to the Sub-Subadviser from its relationship with the Fund. In so doing, the Board considered that the Sub-Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the ratification of its initial approval of the Sub-Subadvisory Agreement for an additional year.

Investment Adviser and Administrator

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Subadviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

One Congress Street

Suite 1

Boston, MA 02114

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The Prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Fund’s disclosure regarding the basis for the board’s approval of any investment advisory or investment sub-advisory contracts during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)	(1) Not applicable.

(2) Not applicable.

(3) Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(4) Not applicable to open end investment companies.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Edward Jones Money Market Fund

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	October 31, 2025

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	October 31, 2025